Loans - Aging and Non-Accrual Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	$ 2,000,969	$ 1,951,738	$ 1,887,221	$ 1,745,073
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	2,923	3,246	5,497	26,261
Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,795	3,949	2,107	21,507
30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,061	1,515	1,403	507
60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	2,106	158	0
90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	734	328	546	21,000
Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,999,174	1,947,789	1,885,114	1,723,566
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,198,840	1,154,210	1,109,315	1,031,641
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	0	0	0	19,594
Commercial real estate | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	2,075	0	19,531
Commercial real estate | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Commercial real estate | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	2,075	0	0
Commercial real estate | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	19,531
Commercial real estate | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,198,840	1,152,135	1,109,315	1,012,110
Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	124,466	125,657	127,114	125,613
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	1,066	1,121	1,184	1,399
Owner-occupied commercial real estate | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,546	0	0	941
Owner-occupied commercial real estate | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	873	0	0	121
Owner-occupied commercial real estate | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Owner-occupied commercial real estate | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	673	0	0	820
Owner-occupied commercial real estate | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	122,920	125,657	127,114	124,672
Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	92,730	99,886	94,450	109,518
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	0	0	0	0
Acquisition, construction & development | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	92,730	99,886	94,450	109,518
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	59,142	50,101	53,514	58,818
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	0	0	0	0
Commercial & industrial | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	31	0	21
Commercial & industrial | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	21
Commercial & industrial | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	31	0	0
Commercial & industrial | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Commercial & industrial | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	59,142	50,070	53,514	58,797
Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	522,944	518,775	499,362	415,594
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	1,857	2,125	4,313	5,268
Single family residential (1-4 units) | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	207	1,843	2,103	1,014
Single family residential (1-4 units) | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	146	1,515	1,403	365
Single family residential (1-4 units) | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	154	0
Single family residential (1-4 units) | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	61	328	546	649
Single family residential (1-4 units) | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	522,737	516,932	497,259	414,580
Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	2,847	3,109	3,466	3,889
90 Days Past Due & Still Accruing	0	0	0	0
Non-accrual loans	0	0	0	0
Consumer non-real estate and other | Total Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	42	0	4	0
Consumer non-real estate and other | 30 - 59 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	42	0	0	0
Consumer non-real estate and other | 60 - 89 Days Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	4	0
Consumer non-real estate and other | 90 Days or More Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Consumer non-real estate and other | Current Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	$ 2,805	$ 3,109	$ 3,462	$ 3,889